Investor A Institutional [Member] Annual Fund Operating Expenses - Investor A, Institutional - BlackRock U.S. Insights Long/Short Equity Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Investor A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.36%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.59%	[2]
Expenses (as a percentage of Assets)	4.20%
Fee Waiver or Reimbursement	(2.34%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.86%	[1],[3]
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.36%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.70%	[2]
Expenses (as a percentage of Assets)	4.06%
Fee Waiver or Reimbursement	(2.45%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.61%	[1],[3]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 41, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses have been restated to reflect current fees.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 41, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.86% (for Investor A Shares) and 1.61% (for Institutional Shares) of average daily net assets through June 30, 2027. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. Any such repayment obligation will terminate on June 14, 2030. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.